FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Currency risk (Details) - Currency risk [member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of appreciation in Renminbi against US dollars	6.16%	6.39%
Percentage of Group's cash and cash equivalents and time deposits with maturity over three months denominated in Renminbi	82.00%	88.00%	89.00%
Strengthening/weakening of RMB against US dollars	5.00%	5.00%
Percentage of increase/decrease in the profit for the year	0.06%	6.63%
Percentage of increase/decrease in the equity of the Group	0.31%	0.46%